SHAREHOLDERS' EQUITY (Schedule of Stock Options Outstanding) (Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2016	592,576
Weighted average remaining contractual life	52 months 3 days
Number of options exercisable as of December 31, 2016	58,576
$4.35 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2016	27,500
Exercise price | $ / shares	$ 4.35
Weighted average remaining contractual life	1 month 29 days
Number of options exercisable as of December 31, 2016	27,500
$3.53 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2016	20,000
Exercise price | $ / shares	$ 3.53
Weighted average remaining contractual life	11 months
Number of options exercisable as of December 31, 2016	20,000
$4.25 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2016	20,076
Exercise price | $ / shares	$ 4.25
Weighted average remaining contractual life	37 months 2 days
Number of options exercisable as of December 31, 2016	11,076
$4.96 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2016	150,000
Exercise price | $ / shares	$ 4.96
Weighted average remaining contractual life	50 months 14 days
Number of options exercisable as of December 31, 2016
$4.40 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2016	24,000
Exercise price | $ / shares	$ 4.40
Weighted average remaining contractual life	53 months 7 days
Number of options exercisable as of December 31, 2016
$4.15 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2016	174,000
Exercise price | $ / shares	$ 4.15
Weighted average remaining contractual life	55 months 26 days
Number of options exercisable as of December 31, 2016
$5.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2016	138,000
Exercise price | $ / shares	$ 5.00
Weighted average remaining contractual life	62 months 27 days
Number of options exercisable as of December 31, 2016
$4.86 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2016	39,000
Exercise price | $ / shares	$ 4.86
Weighted average remaining contractual life	67 months 29 days
Number of options exercisable as of December 31, 2016